Expense Example - No Load Class Prospectus	Apr. 30, 2026 USD ($)
Kinetics Internet Fund | Kinetics Internet Fund, No Load Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 170
Expense Example, with Redemption, 3 Years	526
Expense Example, with Redemption, 5 Years	907
Expense Example, with Redemption, 10 Years	1,976
Kinetics Global Fund | Kinetics Global Fund, No Load Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	949
Expense Example, with Redemption, 10 Years	2,112
Kinetics Paradigm Fund | Kinetics Paradigm Fund, No Load Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	167
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	1,944
Kinetics Small Cap Opportunities Fund | Kinetics Small Cap Opportunities Fund, No Load Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	167
Expense Example, with Redemption, 3 Years	519
Expense Example, with Redemption, 5 Years	896
Expense Example, with Redemption, 10 Years	1,954
Kinetics Market Opportunities Fund | Kinetics Market Opportunities Fund, No Load Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	886
Expense Example, with Redemption, 10 Years	1,964
Kinetics Multi-Disciplinary Income Fund | Kinetics Multi-Disciplinary Income Fund, No Load Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	448
Expense Example, with Redemption, 5 Years	846
Expense Example, with Redemption, 10 Years	$ 1,959